Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	2015 $	2014 $
Trade accounts payable and trade accruals	18,453	8,186
Other payables and accrued liabilities	1,697	1,607
Accrued payroll taxes related to exercised stock options	1,584	—
Employee related accruals	1,150	539
Accrued sales tax	805	2,182
	23,689	12,514